                               [NATIONWIDE LOGO]


                                 NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-3

                                  ANNUAL REPORT
                                       TO
                                CONTRACT OWNERS

                               DECEMBER 31, 1999




                       NATIONWIDE LIFE INSURANCE COMPANY
                          HOME OFFICE: COLUMBUS, OHIO

APO-1545-AB (12/99)

                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]

                              PRESIDENT'S MESSAGE


We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the Nationwide Variable Account-3.

During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.

                              /s/ Joseph J. Gasper
                          Joseph J. Gasper, President

                               February 10, 2000

                         NATIONWIDE VARIABLE ACCOUNT-3
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1999

Assets:
     Investments at market value:

        Van Kampen LIT - Asset Allocation Fund
          2,096,163 shares (cost $24,654,718) ..........................        $25,468,385

        Van Kampen LIT - Domestic Income Fund
          491,707 shares (cost $4,170,326) .............................          3,953,326

        Van Kampen LIT - Emerging Growth Fund
          170,750 shares (cost $3,693,434) .............................          7,893,775

        Van Kampen LIT - Enterprise Fund
          1,476,205 shares (cost $27,271,508) ..........................         38,543,707

        Van Kampen LIT - Global Equity Fund
          54,478 shares (cost $672,475) ................................            922,851

        Van Kampen LIT - Government Fund
          382,573 shares (cost $3,435,546) .............................          3,374,296

        Van Kampen LIT - Money Market Fund
          5,417,131 shares (cost $5,417,131) ...........................          5,417,131

        Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio
          24,667 shares (cost $371,652) ................................            305,125
                                                                                -----------
             Total investments .........................................         85,878,596
             Accounts receivable .......................................                798
                                                                                -----------
        Total assets ...................................................         85,879,394
Accounts payable .......................................................                138
                                                                                -----------
Contract owners' equity ................................................        $85,879,256
                                                                                ===========

                                                                                                                      Annual
Contract owners' equity represented by:                     Units            Unit Value                               Return*
                                                          --------           ----------                              --------
Contracts in accumulation phase:

        Van Kampen LIT - Asset Allocation Fund:
           Tax qualified .........................         270,771        $   33.990612        $  9,203,672                 4%
           Non-tax qualified .....................         477,855            33.990612          16,242,584                 4%

        Van Kampen LIT - Domestic Income Fund:
           Tax qualified .........................          54,620            18.803197           1,027,031                (3)%
           Non-tax qualified .....................         154,960            18.803197           2,913,743                (3)%

        Van Kampen LIT - Emerging Growth Fund:
           Tax qualified .........................          56,810            43.607260           2,477,328               102%
           Non-tax qualified .....................         124,216            43.607260           5,416,719               102%

        Van Kampen LIT - Enterprise Fund:
           Tax qualified .........................         197,285            62.744344          12,378,518                24%
           Non-tax qualified .....................         416,344            62.744344          26,123,231                24%

        Van Kampen LIT - Global Equity Fund:
           Tax qualified .........................          18,872            20.791032             392,368                28%
           Non-tax qualified .....................          25,515            20.791032             530,483                28%

        Van Kampen LIT - Government Fund:
           Tax qualified .........................          38,406            16.529117             634,817                (5)%
           Non-tax qualified .....................         164,188            16.529117           2,713,883                (5)%

        Van Kampen LIT - Money Market Fund:
           Tax qualified .........................         100,916            15.775220           1,591,972                 3%
           Non-tax qualified .....................         241,145            15.775220           3,804,115                 3%

        Van Kampen LIT - Morgan Stanley
        Real Estate Securities Portfolio:
           Tax qualified .........................           6,848            14.892896             101,987                (5)%
           Non-tax qualified .....................          13,640            14.892896             203,139                (5)%
                                                        ==========         ============
   Reserves for annuity contracts in payout phase:
           Tax qualified .........................                                                   1,938
           Non-tax qualified .....................                                                 121,728
                                                                                              ------------
                                                                                              $ 85,879,256
                                                                                              ============


* The annual return does not include contract charges satisfied by surrendering units.



See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-3

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999 AND 1998
(UNDERLYING MUTUAL FUNDS OF VAN KAMPEN LIT)

                                                              Total                   Asset Allocation Fund
                                                 -----------------------------      --------------------------
                                                      1999              1998           1999            1998
                                                  ------------      ----------      ----------      ----------
Investment activity:
 Reinvested dividends .........................   $  2,025,017         462,441         992,341          36,927
 Mortality, expense and administration
   charges (note 2) ...........................     (1,140,920)     (1,266,400)       (367,905)       (429,630)
                                                  ------------      ----------      ----------      ----------
    Net investment activity ...................        884,097        (803,959)        624,436        (392,703)
                                                  ------------      ----------      ----------      ----------

 Proceeds from mutual fund shares sold ........     40,239,807      39,771,201       8,769,273       9,985,119
 Cost of mutual fund shares sold ..............    (33,196,418)    (34,580,486)     (7,870,636)     (9,405,948)
                                                  ------------      ----------      ----------      ----------
    Realized gain (loss) on investments .......      7,043,389       5,190,715         898,637         579,171
 Change in unrealized gain (loss) on investments      (669,794)      8,994,987      (3,642,876)      3,129,573
                                                  ------------      ----------      ----------      ----------
    Net gain (loss) on investments ............      6,373,595      14,185,702      (2,744,239)      3,708,744
                                                  ------------      ----------      ----------      ----------
 Reinvested capital gains .....................      5,727,152       1,466,481       2,990,224         998,161
                                                  ------------      ----------      ----------      ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations .......     12,984,844      14,848,224         870,421       4,314,202
                                                  ------------      ----------      ----------      ----------
Equity transactions:
 Purchase payments received from
   contract owners ............................      1,183,501       1,969,286         275,874         524,822
 Transfers between funds ......................              -               -      (1,372,586)       (809,904)
 Redemptions ..................................    (23,356,550)    (20,875,429)     (5,912,033)     (6,663,073)
 Annuity benefits .............................        (25,925)        (22,456)         (9,579)         (7,968)
 Annual contract maintenance charge (note 2) ..        (65,326)        (77,816)        (25,060)        (29,820)
 Contingent deferred sales charges (note 2) ...        (70,212)        (76,867)        (14,743)        (14,549)
 Adjustments to maintain reserves .............            801            (817)            147            (558)
                                                  ------------      ----------      ----------      ----------
     Net equity transactions ..................    (22,333,711)    (19,084,099)     (7,057,980)     (7,001,050)
                                                  ------------      ----------      ----------      ----------

Net change in contract owners' equity .........     (9,348,867)     (4,235,875)     (6,187,559)     (2,686,848)
Contract owners' equity beginning of period ...     95,228,123      99,463,998      31,656,055      34,342,903
                                                  ------------      ----------      ----------      ----------
Contract owners' equity end of period .........   $ 85,879,256      95,228,123      25,468,496      31,656,055
                                                  ============      ==========      ==========      ==========


                                                    Domestic Income Fund             Emerging Growth Fund
                                                  -------------------------       -------------------------
                                                     1999             1998           1999            1998
                                                  ---------       ---------       ---------       ---------
Investment activity:
 Reinvested dividends ..........................  $ 429,732          20,180               -           1,446
 Mortality, expense and administration
   charges (note 2) ............................    (74,265)        (96,249)        (70,621)        (48,924)
                                                  ---------       ---------       ---------       ---------
    Net investment activity ....................    355,467         (76,069)        (70,621)        (47,478)
                                                  ---------       ---------       ---------       ---------


 Proceeds from mutual fund shares sold .........  3,192,232       3,746,179       2,717,924       1,245,627
 Cost of mutual fund shares sold ............... (3,193,198)     (3,581,711)     (1,177,962)       (934,382)
                                                  ---------       ---------       ---------       ---------
    Realized gain (loss) on investments ........       (966)        164,468       1,539,962         311,245
 Change in unrealized gain (loss) on investments    (565,047)        292,822       2,860,589         831,306
                                                  ---------       ---------       ---------       ---------
    Net gain (loss) on investments .............   (566,013)        457,290       4,400,551       1,142,551
                                                  ---------       ---------       ---------       ---------
 Reinvested capital gains ......................          -               -               -               -
                                                  ---------       ---------       ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........    (210,546)        381,221       4,329,930       1,095,073
                                                  ---------       ---------       ---------       ---------

Equity transactions:
 Purchase payments received from
   contract owners ............................      61,552         225,507         160,637         217,054
 Transfers between funds ......................    (117,071)       (729,708)        447,511         246,295
 Redemptions ..................................  (2,446,195)     (1,527,773)     (1,153,156)       (881,368)
 Annuity benefits .............................      (2,498)         (2,586)              -               -
 Annual contract maintenance charge (note 2) ..      (4,637)         (5,953)         (3,635)         (3,551)
 Contingent deferred sales charges (note 2) ...     (34,960)         (6,386)         (3,318)         (6,441)
 Adjustments to maintain reserves .............         (90)             17             274         (13,062)
                                                  ---------       ---------       ---------       ---------
    Net equity transactions ...................  (2,543,899)     (2,046,882)       (551,687)       (441,073)
                                                  ---------       ---------       ---------       ---------

Net change in contract owners' equity .........  (2,754,445)     (1,665,661)      3,778,243         654,000
Contract owners' equity beginning of period ...   6,707,663       8,373,324       4,115,804       3,461,804
                                                  ---------       ---------       ---------       ---------
Contract owners' equity end of period .........  $3,953,218       6,707,663       7,894,047       4,115,804
                                                  =========       =========       =========       =========

NATIONWIDE VARIABLE ACCOUNT-3

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998
(UNDERLYING MUTUAL FUNDS OF VAN KAMPEN LIT)


                                                      Enterprise Fund              Global Equity Fund           Government Fund
                                                  --------------------------      --------------------      -----------------------
                                                       1999            1998         1999         1998         1999           1998
                                                  ------------    ----------      -------      -------      ---------     ---------
Investment activity:
 Reinvested dividends .........................   $    115,759        37,274        2,343       10,562        206,767        47,499
 Mortality, expense and administration
   charges (note 2) ...........................       (487,097)     (532,088)     (11,121)     (11,146)       (51,178)      (58,697)
                                                  ------------    ----------      -------      -------      ---------     ---------
    Net investment activity ...................       (371,338)     (494,814)      (8,778)        (584)       155,589       (11,198)
                                                  ------------    ----------      -------      -------      ---------     ---------

 Proceeds from mutual fund shares sold ........     14,137,060    11,539,797      346,089      400,134      1,185,948     1,798,576
 Cost of mutual fund shares sold ..............     (9,571,854)   (7,516,554)    (305,802)    (402,388)    (1,164,520)   (1,667,686)
                                                  ------------    ----------      -------      -------      ---------     ---------
  Realized gain (loss) on investments .........      4,565,206     4,023,243       40,287       (2,254)        21,428       130,890
 Change in unrealized gain (loss) on investments       886,267     4,474,361      175,191      155,933       (367,908)      187,878
                                                  ------------    ----------      -------      -------      ---------     ---------
  Net gain (loss) on investments ..............      5,451,473     8,497,604      215,478      153,679       (346,480)      318,768
                                                  ------------    ----------      -------      -------      ---------     ---------
 Reinvested capital gains ......................     2,726,941       457,154        9,987            -              -             -
                                                  ------------    ----------      -------      -------      ---------     ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........      7,807,076     8,459,944      216,687      153,095       (190,891)      307,570
                                                  ------------    ----------      -------      -------      ---------     ---------

Equity transactions:
 Purchase payments received from
  contract owners .............................        430,203       629,483       26,158       30,769         37,063        58,124
 Transfers between funds .......................    (1,686,157)     (128,135)      (8,101)     266,300        251,439        28,249
 Redemptions ...................................    (9,249,464)   (7,873,368)    (172,871)    (291,981)      (898,143)     (915,228)
 Annuity benefits ..............................        (5,871)       (3,745)           -            -         (4,912)       (5,087)
 Annual contract maintenance charge (note 2) ...       (23,885)      (29,054)        (776)      (1,035)        (3,072)       (3,571)
 Contingent deferred sales charges (note 2) ....       (12,096)      (24,380)        (849)      (1,051)          (449)       (4,251)
 Adjustments to maintain reserves ..............           547       (39,639)         (16)          13             11            41
                                                  ------------    ----------      -------      -------      ---------     ---------
    Net equity transactions ...................    (10,546,723)   (7,468,838)    (156,455)       3,015       (618,063)     (841,723)
                                                  ------------    ----------      -------      -------      ---------     ---------

Net change in contract owners' equity .........     (2,739,647)      991,106       60,232      156,110       (808,954)     (534,153)
Contract owners' equity beginning of period ...     41,283,855    40,292,749      862,619      706,509      4,183,233     4,717,386
                                                  ------------    ----------      -------      -------      ---------     ---------
Contract owners' equity end of period .........   $ 38,544,208    41,283,855      922,851      862,619      3,374,279     4,183,233
                                                  ============    ==========      =======      =======      =========     =========


                                                        Money Market Fund
                                                    -------------------------
                                                      1999            1998
                                                    ---------       ---------
Investment activity:
 Reinvested dividends .........................    $  254,459         307,418
 Mortality, expense and administration
  charges (note 2) ............................       (74,074)        (81,908)
                                                    ---------       ---------
   Net investment activity ....................       180,385         225,510
                                                    ---------       ---------

 Proceeds from mutual fund shares sold ........     9,754,704      10,714,673
 Cost of mutual fund shares sold ..............    (9,754,703)    (10,714,673)
                                                    ---------       ---------
   Realized gain (loss) on investments ........             1               -
 Change in unrealized gain (loss) on investments            -               -
                                                    ---------       ---------
   Net gain (loss) on investments .............             1               -
                                                    ---------       ---------
 Reinvested capital gains .....................             -               -
                                                    ---------       ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........       180,386         225,510
                                                    ---------       ---------

Equity transactions:
 Purchase payments received from
  contract owners .............................       180,927         252,638
 Transfers between funds ......................     2,509,543       1,199,627
 Redemptions ..................................    (3,463,491)     (2,556,917)
 Annuity benefits .............................        (3,065)         (3,070)
 Annual contract maintenance charge (note 2) ..        (4,030)         (4,321)
 Contingent deferred sales charges (note 2) ...        (3,753)        (19,446)
 Adjustments to maintain reserves .............           (71)         52,370
                                                    ---------       ---------
     Net equity transactions ..................      (783,940)     (1,079,119)
                                                    ---------       ---------

Net change in contract owners' equity .........      (603,554)       (853,609)
Contract owners' equity beginning of period ...     6,020,585       6,874,194
                                                    ---------       ---------
Contract owners' equity end of period .........    $5,417,031       6,020,585
                                                    =========       =========

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-3

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, Continued

STATEMENTS OF OPERATIONS, Continued

YEARS ENDED DECEMBER 31, 1999 AND 1998
(UNDERLYING MUTUAL FUNDS OF VAN KAMPEN LIT)


                                                      Morgan Stanley Real Estate
                                                         Securities Portfolio
                                                      -------------------------
                                                         1999            1998
                                                      --------         --------
Investment activity:
 Reinvested dividends ..........................        23,616           1,135
 Mortality, expense and administration
  charges (note 2) .............................        (4,659)         (7,758)
                                                       -------         -------
   Net investment activity .....................        18,957          (6,623)
                                                       -------         -------

 Proceeds from mutual fund shares sold .........       136,577         341,096
 Cost of mutual fund shares sold ...............      (157,743)       (357,144)
                                                       -------         -------
   Realized gain (loss) on investments .........       (21,166)        (16,048)
 Change in unrealized gain (loss) on investments       (16,010)        (76,886)
                                                       -------         -------
   Net gain (loss) on investments ..............       (37,176)        (92,934)
                                                       -------         -------
 Reinvested capital gains .....................              -          11,166
                                                       -------         -------
     Net increase (decrease) in contract owners'
       equity resulting from operations .......        (18,219)        (88,391)
                                                       -------         -------

Equity transactions:
 Purchase payments received from
  contract owners .............................         11,087          30,889
 Transfers between funds ......................        (24,578)        (72,724)
 Redemptions ..................................        (61,197)       (165,721)
 Annuity benefits .............................              -               -
 Annual contract maintenance charge (note 2) ..           (231)           (511)
 Contingent deferred sales charges (note 2) ...            (44)           (363)
 Adjustments to maintain reserves .............             (1)              1
                                                       -------         -------
     Net equity transactions ..................        (74,964)       (208,429)
                                                       -------         -------

Net change in contract owners' equity .........        (93,183)       (296,820)
Contract owners' equity beginning of period ...        398,309         695,129
                                                       -------         -------
Contract owners' equity end of period .........        305,126         398,309
                                                       =======         =======


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-3

                         NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 and 1998



(1)  Summary of Significant Accounting Policies

     (a) Organization and Nature of Operations

         Nationwide Variable Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         Contract owners in either the accumulation or the payout phase may invest in the following funds of the Van Kampen Life Investment Trust (Van Kampen LIT):


              Van Kampen LIT - Asset Allocation Fund
              Van Kampen LIT - Domestic Income Fund
              Van Kampen LIT - Emerging Growth Fund
              Van Kampen LIT - Enterprise Fund
              Van Kampen LIT - Global Equity Fund
              Van Kampen LIT - Government Fund
              Van Kampen LIT - Money Market Fund
              Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-3

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from the contract owner's contract value a contingent deferred sales charge, not to exceed 6% (3% after 36 months) of the lesser of the total of all purchase payments made within 72 months prior to the date of the request for surrender, or the amount surrendered. (For contracts issued in the State of New York, the contingent deferred sales charge will not exceed 7% of purchase payments, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for seven years.) No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $35, dependent upon contract type and issue date (up to $30, dependent upon contract type and issue date, for contracts issued in the State of New York), which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.



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                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and
    Contract Owners of Nationwide Variable Account-3:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-3 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                    KPMG LLP

Columbus, Ohio
February 18, 2000


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NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220

                                                                    Bulk Rate
                                                                  U.S. Postage
                                                                      PAID
                                                                 Columbus, Ohio
                                                                 Permit No. 521










Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company